Related parties (Narrative) (Detail) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Related Parties [Line Items]
Payments to external board members	SFr 7.1	SFr 7.2	SFr 6.7
Number of shares held by close family members of key management personnel	95,597
Number of shares held by entities that are directly or indirectly controlled or jointly controlled by key management personnel or their close family members	0
Description of ownership of UBS Group AG's shares by members of BoD or GEB	As of 31 December 2017, no member of the BoD or GEB was the beneficial owner of more than 1% of UBS Group AG’s shares.
Description of related party transactions with entities controlled by key management personnel	In 2017 and 2016, UBS did not enter into transactions with entities that are directly or indirectly controlled or jointly controlled by UBS’s key management personnel or their close family members and as of 31 December 2017, 31 December 2016 and 31 December 2015, there were no outstanding balances related to such transactions. Furthermore, in 2017 and 2016, entities controlled by key management personnel did not sell any goods or provide any services to UBS, and therefore did not receive any fees from UBS. UBS also did not provide services to such entities in 2017 and 2016, and therefore also received no fees.
UBS AG
Related Parties [Line Items]
Payments to external board members	SFr 7.1	SFr 7.2	SFr 6.7
Number of shares held by close family members of key management personnel	95,597
Number of shares held by entities that are directly or indirectly controlled or jointly controlled by key management personnel or their close family members	0
Description of ownership of UBS Group AG's shares by members of BoD or GEB	As of 31 December 2017, no member of the BoD or GEB was the beneficial owner of more than 1% of UBS Group AG’s shares.
Description of related party transactions with entities controlled by key management personnel	In 2017 and 2016, UBS did not enter into transactions with entities that are directly or indirectly controlled or jointly controlled by UBS’s key management personnel or their close family members and as of 31 December 2017, 31 December 2016 and 31 December 2015, there were no outstanding balances related to such transactions. Furthermore, in 2017 and 2016, entities controlled by key management personnel did not sell any goods or provide any services to UBS, and therefore did not receive any fees from UBS. UBS also did not provide services to such entities in 2017 and 2016, and therefore also received no fees.